Going Concern (Details) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Details
Net Loss	$ (527,728)	$ (372,396)
Accumulated deficit	(900,124)	(372,396)
Net Cash Used in Operating Activities	$ (488,445)	$ (378,508)